Financial instruments (Details 7) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	1,863	(210)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(816)	(2,436)
Transfers into level 3 assets	8,885	7,429
Transfers out of level 3 assets	9,512	9,761
Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	1,698	(746)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(834)	(2,850)
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	165	536
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	18	414
Bank
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	1,868	(225)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(811)	(2,607)
Bank | Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	1,698	(746)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(834)	(2,852)
Bank | Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	170	521
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	23	245